CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - EUR (€) € in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS
Revenue	€ 102,001	€ 93,519
Cost of revenue	(47,956)	(43,580)
Gross Profit	54,045	49,939
Selling, general and administrative expenses	(57,795)	(50,824)
(Loss) on remeasurement of derivative liability	(94)	(47)
Gain on settlement of convertible debt	169	595
Gain (Loss) on remeasurement of deferred consideration	132	(440)
Operating Loss	(3,543)	(777)
Net interest expense and other financing charges	(3,157)	(2,149)
Loss Before Income Taxes	(6,700)	(2,926)
Income taxes recovery (expense)	1,553	(910)
Net Loss	(5,147)	(3,836)
Items to be reclassified to net loss:
Cumulative translation adjustment	2,408	(1,174)
Items that will not be reclassified to net loss:
Remeasurement of employee obligations	(25)	(3)
Net Comprehensive Loss	€ (2,764)	€ (5,013)
Basic and Diluted Loss Per Share
Basic Loss Per Share	€ (0.21)	€ (0.17)
Diluted Loss Per Share	€ (0.21)	€ (0.17)
Weighted average number of shares - basic	24.3	22.6
Weighted average number of shares - diluted	24.3	22.6